Short-Term Debt	12 Months Ended
Sep. 30, 2013
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT
The Company has available an unsecured line-of-credit with a bank which will expire March 31, 2014. The Company anticipates being able to extend or replace this line-of-credit upon expiration. The Company’s available unsecured line-of-credit varies during the year to accommodate its seasonal borrowing demands. Available limits under this agreement for the remaining term are as follows:

Effective	Available Line-of-Credit
September 30, 2013	$5,000,000
November 23, 2013	7,000,000
January 25, 2014	5,000,000
March 1, 2014	1,000,000

A summary of the line-of-credit follows:

	September 30
	2013	2012	2011
Line-of-credit at year-end	$5,000,000	$3,000,000	$3,000,000
Outstanding balance at year-end	—	—	—
Highest month-end balance outstanding	1,414,955	—	—
Average daily balance	80,593	—	—
Average rate of interest during year on outstanding balances	1.21%	—%	—%
Interest rate at year-end	1.18%	1.22%	1.24%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%

On March 31, 2013, the Company executed an unsecured term note in the amount of $15,000,000. This note continues to extend the maturity date of the original promissory note dated November 28, 2005. The term note, which has a maturity date of March 31, 2014, retains all other terms and conditions provided for in the original promissory note including an interest rate of 30-day LIBOR plus 69 basis point spread. The Company also has an interest rate swap related to the $15,000,000 note. This swap was executed in November 2005 in connection with the original promissory note with a maturity date of November 30, 2015. This swap essentially converts the variable rate note into fixed rate debt with a 5.74% interest rate. The Company anticipates being able to extend the maturity date of the $15,000,000 note on an annual basis at terms comparable to the note currently in place until such time the note co-terminates with the corresponding interest rate swap.